Foreign Currency Position - Schedule of Assets and Liabilities Denominated in Foreign Currencies (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)	Jan. 01, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Disclosure of financial assets [line items]
Cash and deposits in banks		$ 1,009,681		$ 987,680
Cash items in process of collection		231,305		318,658
Financial instruments at fair value through profit or loss		183,702		96,943
Financial instruments at fair value through other comprehensive income		3,598,890		2,657,154
Financial instruments at amortized cost		115,658		198,923
Investments under resale agreements		75,975		109,467
Investment in associates		9,605
Financial derivative contracts		3,154,957		1,368,957
Interbank loans, net		56,396		341,244
Intangible assets		1,574,433		1,570,964
Property, plant and equipment		95,080		95,564	$ 130,579
Right of use asset under lease agreements		167,441		176,795
Current taxes		85,516		123,129
Deferred taxes		208,657		178,686
Other assets		770,861		501,797
Other non-current assets held for sale		17,202		59,802
TOTAL ASSETS		33,610,056		29,323,338
Deposits and other demand liabilities		4,873,448		4,300,475
Cash in process of being cleared		164,573		247,165
Obligations under repurchase agreements		559,457		1,015,614
Time deposits and other time liabilities		11,620,187		10,121,111
Financial derivative contracts		2,938,034		1,112,806
Interbank borrowings		2,646,756		2,327,723
Debt instruments issued		6,408,356		6,010,124	5,950,038
Other financial liabilities		12,966		12,400
Lease contracts liabilities		172,924	$ 176,795
Current taxes		13		1,191
Deferred taxes		263		471
Provisions		177,827		214,903	$ 117,889
Other liabilities		708,914		521,795
Liabilities directly associated with non-current assets held for sale		0		0
TOTAL LIABILITIES		30,283,718		25,885,778
Assets (liabilities) net		3,326,338		3,437,560
CLP [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss		112,224		54,162
Financial instruments at fair value through other comprehensive income		1,600,147		835,543
Investment in associates		5,833
Interbank loans, net				239,963
Right of use asset under lease agreements		121,241
Other non-current assets held for sale		17,202		59,802
TOTAL ASSETS		33,600,585
Cash in process of being cleared		100,395		133,926
Financial derivative contracts		1,960,447		773,186
Other financial liabilities		12,956		12,390
Lease contracts liabilities		659
Assets (liabilities) net		(1,807,769)		(565,888)
Hungary, Forint
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income		1,023,726		680,505
Financial derivative contracts		402,899		83,339
Interbank borrowings				5,863
Other financial liabilities		10		10
Lease contracts liabilities		129,034
Assets (liabilities) net		4,069,472		3,228,885
USD [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income		124,310		78,908
Financial instruments at amortized cost		30,123		122,391
Interbank loans, net		35,944		70,823
Right of use asset under lease agreements		7,936
TOTAL ASSETS	$ 48,874
Cash in process of being cleared		64,178		112,284
Financial derivative contracts		476,568		178,869
Interbank borrowings		2,563,630		2,279,817
Lease contracts liabilities		7,689
Assets (liabilities) net		(225,431)		(1,231,585)
COP [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss		71,478		42,781
Financial instruments at fair value through other comprehensive income		850,707		1,060,143
Financial instruments at amortized cost		85,535		76,532
Investment in associates		3,772
Interbank loans, net		20,452		30,458
Right of use asset under lease agreements		38,264
Financial derivative contracts		97,212		76,207
Interbank borrowings		83,126		39,859
Lease contracts liabilities		35,273
Assets (liabilities) net		1,283,019		1,993,491
Euro [Member]
Disclosure of financial assets [line items]
Cash in process of being cleared				796
Financial derivative contracts		908		1,205
Interbank borrowings				2,170
Assets (liabilities) net		1,172		31,287
Other Currency [member]
Disclosure of financial assets [line items]
Cash in process of being cleared				159
Interbank borrowings				14
Assets (liabilities) net				25
Cash and deposits in banks [member]
Disclosure of financial assets [line items]
Cash and deposits in banks		1,009,681		987,680
Cash and deposits in banks [member] | CLP [member]
Disclosure of financial assets [line items]
Cash and deposits in banks		243,754		223,099
Cash and deposits in banks [member] | USD [member]
Disclosure of financial assets [line items]
Cash and deposits in banks		364,594		449,437
Cash and deposits in banks [member] | COP [member]
Disclosure of financial assets [line items]
Cash and deposits in banks		398,780		299,458
Cash and deposits in banks [member] | Euro [Member]
Disclosure of financial assets [line items]
Cash and deposits in banks		2,553		15,686
Cash In The Process Of Collection [member]
Disclosure of financial assets [line items]
Cash items in process of collection		231,305		318,658
Cash In The Process Of Collection [member] | CLP [member]
Disclosure of financial assets [line items]
Cash items in process of collection		150,463		195,640
Cash In The Process Of Collection [member] | USD [member]
Disclosure of financial assets [line items]
Cash items in process of collection		80,132		119,725
Cash In The Process Of Collection [member] | COP [member]
Disclosure of financial assets [line items]
Cash items in process of collection		710		226
Cash In The Process Of Collection [member] | Euro [Member]
Disclosure of financial assets [line items]
Cash items in process of collection				2,861
Cash In The Process Of Collection [member] | Other Currency [member]
Disclosure of financial assets [line items]
Cash items in process of collection				206
Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost		22,254,697		20,714,370
Loans and receivables from banks, net [member] | CLP [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost		5,678,458		5,571,537
Loans and receivables from banks, net [member] | Hungary, Forint
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost		8,749,298		7,785,104
Loans and receivables from banks, net [member] | USD [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost		3,459,607		3,208,848
Loans and receivables from banks, net [member] | COP [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost		4,355,845		4,120,535
Loans and receivables from banks, net [member] | Euro [Member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost		841		19,391
Loans and receivables from banks, net [member] | Other Currency [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost				13
Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Investments under resale agreements		75,975		109,467
Investments under Agreements to Resell [Member] | CLP [member]
Disclosure of financial assets [line items]
Investments under resale agreements		46,686		91,510
Investments under Agreements to Resell [Member] | COP [member]
Disclosure of financial assets [line items]
Investments under resale agreements		29,289		17,957
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial derivative contracts		3,154,957		1,368,957
Derivative financial instruments [member] | CLP [member]
Disclosure of financial assets [line items]
Financial derivative contracts		2,199,266		972,693
Derivative financial instruments [member] | Hungary, Forint
Disclosure of financial assets [line items]
Financial derivative contracts		324,414		66,989
Derivative financial instruments [member] | USD [member]
Disclosure of financial assets [line items]
Financial derivative contracts		536,936		226,561
Derivative financial instruments [member] | COP [member]
Disclosure of financial assets [line items]
Financial derivative contracts		93,427		102,709
Derivative financial instruments [member] | Euro [Member]
Disclosure of financial assets [line items]
Financial derivative contracts		914		5
Intangible assets 1 [member]
Disclosure of financial assets [line items]
Intangible assets		1,574,433		1,570,964
Intangible assets 1 [member] | CLP [member]
Disclosure of financial assets [line items]
Intangible assets		1,400,449		1,389,518
Intangible assets 1 [member] | USD [member]
Disclosure of financial assets [line items]
Intangible assets		1,104		1,308
Intangible assets 1 [member] | COP [member]
Disclosure of financial assets [line items]
Intangible assets		172,880		180,138
Property, plant and equipment, net [member]
Disclosure of financial assets [line items]
Property, plant and equipment		95,080		95,564
Property, plant and equipment, net [member] | CLP [member]
Disclosure of financial assets [line items]
Property, plant and equipment		72,766		77,639
Property, plant and equipment, net [member] | USD [member]
Disclosure of financial assets [line items]
Property, plant and equipment		422		846
Property, plant and equipment, net [member] | COP [member]
Disclosure of financial assets [line items]
Property, plant and equipment		21,892		17,079
Current income taxes [member]
Disclosure of financial assets [line items]
Current taxes		85,516		123,129
Current income taxes [member] | CLP [member]
Disclosure of financial assets [line items]
Current taxes		30,773		68,094
Current income taxes [member] | USD [member]
Disclosure of financial assets [line items]
Current taxes				2,887
Current income taxes [member] | COP [member]
Disclosure of financial assets [line items]
Current taxes		54,743		52,148
Deferred income taxes [member]
Disclosure of financial assets [line items]
Deferred taxes		208,657		178,686
Deferred income taxes [member] | CLP [member]
Disclosure of financial assets [line items]
Deferred taxes		182,302		130,883
Deferred income taxes [member] | USD [member]
Disclosure of financial assets [line items]
Deferred taxes		20,942		20,311
Deferred income taxes [member] | COP [member]
Disclosure of financial assets [line items]
Deferred taxes		5,413		27,492
Other asset [member]
Disclosure of financial assets [line items]
Other assets		770,861		501,797
Other asset [member] | CLP [member]
Disclosure of financial assets [line items]
Other assets		248,755		200,164
Other asset [member] | Hungary, Forint
Disclosure of financial assets [line items]
Other assets		91,456		7,787
Other asset [member] | USD [member]
Disclosure of financial assets [line items]
Other assets		359,198		164,724
Other asset [member] | COP [member]
Disclosure of financial assets [line items]
Other assets		71,182		121,619
Other asset [member] | Euro [Member]
Disclosure of financial assets [line items]
Other assets				7,467
Other asset [member] | Other Currency [member]
Disclosure of financial assets [line items]
Other assets				36
Financial assets1 [member]
Disclosure of financial assets [line items]
TOTAL ASSETS		33,610,056		29,323,338
Financial assets1 [member] | CLP [member]
Disclosure of financial assets [line items]
TOTAL ASSETS		12,110,319		10,110,247
Financial assets1 [member] | Hungary, Forint
Disclosure of financial assets [line items]
TOTAL ASSETS		10,188,894		8,540,385
Financial assets1 [member] | USD [member]
Disclosure of financial assets [line items]
TOTAL ASSETS		5,021,248		4,466,769
Financial assets1 [member] | COP [member]
Disclosure of financial assets [line items]
TOTAL ASSETS		6,274,369		6,151,330
Financial assets1 [member] | Euro [Member]
Disclosure of financial assets [line items]
TOTAL ASSETS		4,308		45,410
Financial assets1 [member] | Other Currency [member]
Disclosure of financial assets [line items]
TOTAL ASSETS				255
Readjustment [member]
Disclosure of financial assets [line items]
Lease contracts liabilities		269
Assets (liabilities) net		5,875		(18,655)
Readjustment [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost		10,648		8,942
Readjustment [member] | Other asset [member]
Disclosure of financial assets [line items]
Other assets		270
Readjustment [member] | Financial assets1 [member]
Disclosure of financial assets [line items]
TOTAL ASSETS		10,918		8,942
Current accounts and demand deposits [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities		4,873,448		4,300,475
Current accounts and demand deposits [member] | CLP [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities		2,255,736		2,058,537
Current accounts and demand deposits [member] | Hungary, Forint
Disclosure of financial assets [line items]
Deposits and other demand liabilities		2,855		4,214
Current accounts and demand deposits [member] | USD [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities		534,005		444,668
Current accounts and demand deposits [member] | COP [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities		2,079,465		1,785,581
Current accounts and demand deposits [member] | Euro [Member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities		1,387		7,418
Current accounts and demand deposits [member] | Other Currency [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities				57
Obligations under repurchase agreements [member]
Disclosure of financial assets [line items]
Obligations under repurchase agreements		559,457		1,015,614
Obligations under repurchase agreements [member] | CLP [member]
Disclosure of financial assets [line items]
Obligations under repurchase agreements		499,136		363,789
Obligations under repurchase agreements [member] | USD [member]
Disclosure of financial assets [line items]
Obligations under repurchase agreements				6,834
Obligations under repurchase agreements [member] | COP [member]
Disclosure of financial assets [line items]
Obligations under repurchase agreements		60,321		644,991
Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities		11,620,187		10,121,111
Time deposits and saving accounts [member] | CLP [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities		7,952,973		6,513,874
Time deposits and saving accounts [member] | Hungary, Forint
Disclosure of financial assets [line items]
Time deposits and other time liabilities		391,679		609,136
Time deposits and saving accounts [member] | USD [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities		1,356,132		1,955,631
Time deposits and saving accounts [member] | COP [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities		1,919,402		1,042,445
Time deposits and saving accounts [member] | Euro [Member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities				25
Time deposits and saving accounts [member] | Readjustment [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities		1
Debt Issued [member]
Disclosure of financial assets [line items]
Debt instruments issued		6,408,356		6,010,124
Debt Issued [member] | CLP [member]
Disclosure of financial assets [line items]
Debt instruments issued		763,503		439,805
Debt Issued [member] | Hungary, Forint
Disclosure of financial assets [line items]
Debt instruments issued		4,924,260		4,475,832
Debt Issued [member] | USD [member]
Disclosure of financial assets [line items]
Debt instruments issued		129,281		649,897
Debt Issued [member] | COP [member]
Disclosure of financial assets [line items]
Debt instruments issued		590,471		444,590
Debt Issued [member] | Euro [Member]
Disclosure of financial assets [line items]
Debt instruments issued		841
Current Income Tax Provision [member]
Disclosure of financial assets [line items]
Current taxes		13		1,191
Current Income Tax Provision [member] | CLP [member]
Disclosure of financial assets [line items]
Current taxes		13		528
Current Income Tax Provision [member] | COP [member]
Disclosure of financial assets [line items]
Current taxes				663
Deferred income taxes [member]
Disclosure of financial assets [line items]
Deferred taxes		263		471
Deferred income taxes [member] | USD [member]
Disclosure of financial assets [line items]
Deferred taxes				454
Deferred income taxes [member] | COP [member]
Disclosure of financial assets [line items]
Deferred taxes		263		17
Provisions [member]
Disclosure of financial assets [line items]
Provisions		177,827		214,903
Provisions [member] | CLP [member]
Disclosure of financial assets [line items]
Provisions		106,456		140,925
Provisions [member] | COP [member]
Disclosure of financial assets [line items]
Provisions		71,371		73,978
Others liabilities [member]
Disclosure of financial assets [line items]
Other liabilities		708,914		521,795
Others liabilities [member] | CLP [member]
Disclosure of financial assets [line items]
Other liabilities		265,814		239,175
Others liabilities [member] | Hungary, Forint
Disclosure of financial assets [line items]
Other liabilities		268,685		133,106
Others liabilities [member] | USD [member]
Disclosure of financial assets [line items]
Other liabilities		115,196		69,900
Others liabilities [member] | COP [member]
Disclosure of financial assets [line items]
Other liabilities		54,446		49,508
Others liabilities [member] | Euro [Member]
Disclosure of financial assets [line items]
Other liabilities				2,509
Others liabilities [member] | Readjustment [member]
Disclosure of financial assets [line items]
Other liabilities		4,773		27,597
Financial liabilities1 [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES		30,283,718		28,885,778
Financial liabilities1 [member] | CLP [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES		13,918,088		10,676,135
Financial liabilities1 [member] | Hungary, Forint
Disclosure of financial assets [line items]
TOTAL LIABILITIES		6,119,422		5,311,500
Financial liabilities1 [member] | USD [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES		5,246,679		5,698,354
Financial liabilities1 [member] | COP [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES		4,991,350		4,157,839
Financial liabilities1 [member] | Euro [Member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES		3,136		14,123
Financial liabilities1 [member] | Other Currency [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES				230
Financial liabilities1 [member] | Readjustment [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES		$ 5,043		$ 27,597